Intercompany Debt (Details) (Ralcorp, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Debt Instrument
Post Foods Canada Corp. pledged stock percentage for debt collateral	65.00%
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties	$ 784.5	$ 716.5
Due to Related Parties, Current	(68.0)	0
Due to Related Parties, Noncurrent	716.5	716.5
Fixed Rate Senior Notes maturing 2018
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties	577.5	577.5
Interest Rate		7.29%
Floating base rate plus 3-month LIBOR	7.29%
Floating Rate Senior Notes maturing 2018
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties	20.0	20.0
Floating base rate plus 3-month LIBOR	2.54%
Effective rate	2.83%	2.98%
Fixed Rate Senior Notes maturing 2020
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties	67.0	67.0
Interest Rate		7.39%
Floating base rate plus 3-month LIBOR	7.39%
Term loan matured on August 3, 2009
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties	300.0
Notes Payable to RAH Canada L.P.
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties	52.0	52.0
Interest Rate	7.50%	7.50%
Notes Payable to RH Financial Corporation
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties	$ 68.0
Interest Rate	1.00%